Employee Benefits - Summary of Changes in Present Value of the Defined Benefit Obligations (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	¥ 401,096
Remeasurement of defined benefit pension plans
At end of the year	444,790	¥ 401,096
Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	153,371
Remeasurement of defined benefit pension plans
At end of the year	143,712	153,371
Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	247,725
Remeasurement of defined benefit pension plans
At end of the year	301,078	247,725
Present value of defined benefit obligation
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	401,096	422,912
Current service cost	14,236	13,961
Interest cost	11,505	7,209
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(143)	266
From changes in financial assumptions	5,879	(53,338)
Experience adjustments	(4,202)	3,935
Past service cost	(67)	(38)
Benefits paid	(22,257)	(19,467)
Contributions by the employees	4,610	3,807
Foreign currency translation differences	34,132	21,849
At end of the year	444,790	401,096
Present value of defined benefit obligation | Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	153,371	168,449
Current service cost	3,004	3,174
Interest cost	2,078	1,371
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(341)	164
From changes in financial assumptions	(5,508)	(10,735)
Experience adjustments	426	459
Past service cost	0	0
Benefits paid	(9,318)	(9,511)
Contributions by the employees	0	0
Foreign currency translation differences	0	0
At end of the year	143,712	153,371
Present value of defined benefit obligation | Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	247,725	254,462
Current service cost	11,233	10,787
Interest cost	9,427	5,838
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	197	102
From changes in financial assumptions	11,387	(42,603)
Experience adjustments	(4,628)	3,477
Past service cost	(67)	(38)
Benefits paid	(12,939)	(9,955)
Contributions by the employees	4,610	3,807
Foreign currency translation differences	34,132	21,849
At end of the year	¥ 301,078	¥ 247,725